Reinsurance - Narrative (Details) $ in Millions			1 Months Ended	12 Months Ended
	Jun. 18, 2020 USD ($)	Jun. 01, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) treaty	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Effects of Reinsurance [Line Items]
Reinsurance recoverable, allowance for credit losses				$ 12	$ 13
Reinsurance agreement, ceding commission					1,202
Investment management fees | Affiliated entity
Effects of Reinsurance [Line Items]
Expenses related to consolidated entities				104	60	$ 0
Athene | Letter of credit
Effects of Reinsurance [Line Items]
Maximum borrowing capacity		$ 1,200
Trust account assets				313
Athene
Effects of Reinsurance [Line Items]
Reinsurance quota share basis	100.00%
Reinsurance agreement, ceding commission	$ 1,200
Reserves established		$ 25,600
Reinsurance agreement, ceded premium			$ 6
Reinsurance agreement, decrease in ceding commission			$ 29
Assets held as collateral				$ 25,400	$ 28,300
SRZ
Effects of Reinsurance [Line Items]
Number of retro treaties | treaty				3
Coinsurance percentage				100.00%